UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional
Short-Intermediate Government Fund

February 29, 2012

1.814090.107

ISIG-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 79.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 5.8%
Fannie Mae:
0.375% 12/28/12	$ 4,090,000	$ 4,097,939
0.375% 3/16/15	2,168,000	2,156,787
1.125% 4/27/17	4,697,000	4,686,667
Federal Home Loan Bank:
0.375% 11/27/13	1,330,000	1,330,137
0.375% 1/29/14	2,640,000	2,638,912
0.875% 12/27/13	350,000	353,960
Freddie Mac:
0.375% 11/30/12	3,252,000	3,257,698
0.375% 11/27/13	4,229,000	4,230,150
0.625% 12/29/14	2,014,000	2,019,190
1% 7/30/14	3,139,000	3,180,020
1% 8/27/14	1,889,000	1,913,697
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	228,846	241,044
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		30,106,201
U.S. Treasury Obligations - 67.5%
U.S. Treasury Notes:
0.125% 8/31/13	23,400,000	23,350,649
0.125% 12/31/13	2,374,000	2,366,674
0.25% 1/31/14	15,000,000	14,986,530
0.25% 2/28/14	5,000,000	4,994,920
0.25% 9/15/14	11,410,000	11,370,772
0.25% 1/15/15	32,000,000	31,857,507
0.25% 2/15/15	27,400,000	27,265,137
0.375% 6/30/13 (c)	20,156,000	20,189,862
0.375% 11/15/14	10,000,000	9,992,970
0.5% 8/15/14	8,193,000	8,218,603
0.5% 10/15/14	4,564,000	4,576,834
0.625% 7/15/14	18,355,000	18,469,719
0.75% 6/15/14	4,786,000	4,830,122
0.875% 11/30/16	13,028,000	13,062,602
0.875% 2/28/17	31,426,000	31,430,902
1% 9/30/16	28,685,000	28,965,138
1.25% 10/31/15	5,500,000	5,632,341
1.375% 11/30/15	11,293,000	11,615,912
1.875% 6/30/15	8,900,000	9,300,500
2.125% 11/30/14	5,648,000	5,910,542
2.125% 5/31/15	3,621,000	3,811,103
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 8/31/14	$ 11,687,000	$ 12,264,046
2.375% 9/30/14	11,425,000	12,006,967
2.375% 10/31/14	7,948,000	8,361,542
2.625% 7/31/14	1,487,000	1,567,856
3.375% 6/30/13	10,561,000	10,999,524
4.25% 8/15/15	11,374,000	12,816,189
TOTAL U.S. TREASURY OBLIGATIONS		350,215,463
Other Government Related - 6.5%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (a)	577,000	578,811
3.125% 6/15/12 (FDIC Guaranteed) (a)	161,000	162,361
Citibank NA 1.75% 12/28/12 (FDIC Guaranteed) (a)	2,000,000	2,024,908
Citigroup Funding, Inc. 1.875% 11/15/12 (FDIC Guaranteed) (a)	1,600,000	1,619,050
General Electric Capital Corp. 2.625% 12/28/12 (FDIC Guaranteed) (a)	1,702,000	1,736,226
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (a)	6,000,000	6,062,508
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	162,000	163,395
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6463% 12/7/20 (NCUA Guaranteed) (d)	949,008	952,140
Series 2010-R2 Class 1A, 0.6653% 11/6/17 (NCUA Guaranteed) (d)	5,976,150	5,976,150
Series 2011-C1 Class 1A, 0.6063% 2/28/20 (NCUA Guaranteed) (d)	1,517,610	1,518,521
Series 2011-R1 Class 1A, 0.7453% 1/8/20 (NCUA Guaranteed) (d)	1,491,404	1,494,841
Series 2011-R4 Class 1A, 0.6753% 3/6/20 (NCUA Guaranteed) (d)	880,729	881,004
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	$ 640,000	$ 652,794
2.35% 6/12/17 (NCUA Guaranteed)	9,140,000	9,579,451
TOTAL OTHER GOVERNMENT RELATED		33,402,160
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $410,121,180)		413,723,824
U.S. Government Agency - Mortgage Securities - 3.3%

Fannie Mae - 0.8%
1.925% 12/1/34 (d)	17,678	18,411
1.926% 2/1/33 (d)	17,963	18,810
1.952% 3/1/35 (d)	16,562	17,425
1.964% 10/1/33 (d)	18,007	18,917
2.022% 4/1/33 (d)	195,029	204,280
2.036% 7/1/35 (d)	8,271	8,686
2.05% 3/1/35 (d)	2,859	2,956
2.115% 10/1/35 (d)	19,075	19,968
2.223% 11/1/33 (d)	40,285	42,630
2.301% 7/1/34 (d)	10,319	10,939
2.303% 6/1/36 (d)	10,496	11,135
2.317% 7/1/36 (d)	66,985	69,817
2.322% 1/1/35 (d)	75,383	80,203
2.393% 9/1/36 (d)	36,223	38,600
2.406% 3/1/33 (d)	39,255	41,499
2.424% 10/1/33 (d)	17,112	18,096
2.427% 12/1/32 (d)	65,348	68,569
2.448% 3/1/35 (d)	9,749	10,201
2.448% 2/1/36 (d)	31,589	33,398
2.487% 11/1/36 (d)	93,156	99,269
2.537% 7/1/35 (d)	20,271	21,543
2.538% 2/1/37 (d)	154,292	162,771
2.571% 6/1/47 (d)	44,279	47,131
2.609% 5/1/36 (d)	19,640	20,929
2.632% 4/1/36 (d)	125,717	133,967
2.929% 8/1/35 (d)	212,632	226,586
4% 9/1/13	27,910	29,539
4.521% 12/1/32 (d)	737,585	778,677
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5% 2/1/16	$ 8,708	$ 9,076
5.5% 10/1/20 to 4/1/21	1,410,146	1,537,166
5.954% 3/1/37 (d)	22,267	23,995
6% 6/1/16 to 10/1/16	24,511	26,250
6.5% 6/1/15 to 5/1/27	154,616	170,545
7% 6/1/12 to 11/1/14	24,111	25,241
9% 5/1/15 to 2/1/20	51,306	57,164
9.5% 11/1/21	228	253
10.5% 8/1/20	10,378	12,261
11.5% 7/15/19	19,753	22,147
12% 4/1/15	6,421	7,116
12.5% 3/1/16	507	558
		4,146,724
Freddie Mac - 1.3%
1.915% 3/1/35 (d)	44,549	46,201
2.076% 7/1/35 (d)	397,153	418,584
2.095% 5/1/37 (d)	23,367	24,157
2.2% 3/1/37 (d)	10,709	11,189
2.281% 6/1/33 (d)	91,955	95,503
2.292% 11/1/35 (d)	78,607	83,037
2.35% 7/1/35 (d)	99,999	106,519
2.403% 10/1/36 (d)	105,117	110,187
2.41% 10/1/35 (d)	90,413	95,452
2.454% 5/1/37 (d)	23,505	24,655
2.462% 5/1/37 (d)	158,918	168,486
2.469% 5/1/37 (d)	300,129	319,778
2.48% 4/1/34 (d)	365,859	385,870
2.549% 2/1/36 (d)	6,981	7,359
2.62% 2/1/37 (d)	17,119	17,664
2.638% 4/1/37 (d)	30,867	32,839
2.639% 6/1/37 (d)	70,283	74,885
2.795% 7/1/36 (d)	36,694	39,035
2.798% 7/1/35 (d)	86,886	91,912
2.943% 3/1/33 (d)	3,072	3,267
3.149% 10/1/35 (d)	14,825	15,796
5% 9/1/35	5,682	6,123
5.5% 11/1/18 to 11/1/21	3,681,210	4,011,482
5.847% 6/1/37 (d)	11,570	12,013
6.5% 12/1/21	143,173	158,292
6.662% 8/1/37 (d)	37,839	39,665
7.22% 4/1/37 (d)	1,662	1,771
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
7.5% 11/1/12	$ 9,708	$ 9,889
9% 10/1/16 to 12/1/18	13,590	15,102
9.5% 2/1/17 to 12/1/22	24,416	27,639
10% 6/1/18 to 6/1/20	4,554	5,397
10.5% 9/1/20	81	96
11.5% 10/1/15	1,750	1,887
12% 10/1/13 to 11/1/19	4,370	4,678
12.25% 11/1/14	3,049	3,226
12.5% 1/1/13 to 6/1/19	15,240	16,810
		6,486,445
Ginnie Mae - 1.2%
4% 9/15/25	192,709	207,553
4.626% 3/1/62 (b)(f)	825,000	929,115
4.65% 3/1/62 (b)(f)	1,000,000	1,116,600
4.684% 1/20/62 (f)	2,484,543	2,800,979
5.612% 4/20/58 (f)	1,047,231	1,123,579
8% 12/15/23	97,035	113,092
8.5% 1/15/17 to 3/15/17	19,859	22,098
10.5% 1/15/16 to 1/15/18	17,312	19,603
11% 10/20/13	457	478
		6,333,097
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,562,272)		16,966,266
Collateralized Mortgage Obligations - 14.5%

U.S. Government Agency - 14.5%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.51% 4/25/24 (d)	633,927	653,902
Series 2010-15 Class FJ, 1.174% 6/25/36 (d)	2,667,998	2,703,237
Series 2011-63 Class FL, 0.644% 7/25/41 (d)	2,805,422	2,812,568
Series 2011-83 Class FB, 0.744% 9/25/41 (d)	2,197,626	2,196,516
Series 2011-89 Class FP, 0.544% 3/25/39 (d)	2,800,308	2,799,252
sequential payer Series 2009-14 Class EB, 4.5% 3/25/24	690,000	751,194
Series 2010-109 Class IM, 5.5% 9/25/40 (e)	1,756,622	265,897
Series 2010-39 Class FG, 1.164% 3/25/36 (d)	1,393,824	1,416,374
Series 2011-67 Class AI, 4% 7/25/26 (e)	425,914	45,587
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.224% 8/25/31 (d)	$ 147,570	$ 149,742
Series 2002-49 Class FB, 0.8455% 11/18/31 (d)	187,559	188,109
Series 2002-60 Class FV, 1.244% 4/25/32 (d)	41,234	41,896
Series 2002-74 Class FV, 0.694% 11/25/32 (d)	977,571	981,810
Series 2002-75 Class FA, 1.244% 11/25/32 (d)	84,467	85,823
Series 2008-76 Class EF, 0.744% 9/25/23 (d)	389,051	390,415
Series 2010-86 Class FE, 0.694% 8/25/25 (d)	504,313	506,537
Series 2011-104 Class FK, 0.614% 3/25/39 (d)	1,638,664	1,636,193
planned amortization:
Series 2003-92 Class PD, 4.5% 3/25/17	2,692,172	2,721,232
Series 2005-19 Class PA, 5.5% 7/25/34	769,821	854,834
Series 2005-64 Class PX, 5.5% 6/25/35	774,120	864,371
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	204,755	220,111
Series 2002-9 Class PC, 6% 3/25/17	303,040	326,080
Series 2005-52 Class PB, 6.5% 12/25/34	141,953	151,497
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	47,339	50,765
Series 2002-57 Class BD, 5.5% 9/25/17	48,673	52,627
Series 2004-95 Class AN, 5.5% 1/25/25	178,503	188,618
Series 2005-47 Class HK, 4.5% 6/25/20	680,000	739,040
Series 2009-82 Class FD, 1.094% 10/25/39 (d)	1,126,943	1,143,043
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	1,013,525	144,023
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835 Class FC, 0.5985% 5/15/38 (d)	2,648,134	2,644,617
planned amortization class:
Series 3856 Class KF, 0.6985% 5/15/41 (d)	1,897,716	1,893,544
Series 3867, 0.5985% 4/15/40 (d)	3,179,935	3,178,616
Freddie Mac floater 0.5485% 7/15/36 (d)	2,285,529	2,281,811
Freddie Mac Multi-Class pass-thru certificates:
floater:
Series 2448 Class FT, 1.2485% 3/15/32 (d)	202,423	205,628
Series 2526 Class FC, 0.6485% 11/15/32 (d)	153,089	153,419
Series 2530 Class FE, 0.8485% 2/15/32 (d)	107,910	108,743
Series 2630 Class FL, 0.7485% 6/15/18 (d)	15,366	15,484
Series 3346 Class FA, 0.4785% 2/15/19 (d)	1,783,342	1,785,850
Series 3419 Class FD, 1.0185% 2/15/38 (d)	1,044,397	1,057,743
floater planned amortization Series 3950 Class QF, 0.7485% 8/15/40 (d)	2,045,310	2,050,016
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-Class pass-thru certificates: - continued
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 49,125	$ 52,712
Series 2363 Class PF, 6% 9/15/16	61,709	65,589
Series 2376 Class JE, 5.5% 11/15/16	53,144	56,841
Series 2381 Class OG, 5.5% 11/15/16	33,065	35,334
Series 2425 Class JH, 6% 3/15/17	65,978	71,146
Series 2684 Class FP, 0.7485% 1/15/33 (d)	1,587,368	1,592,417
Series 2695 Class DG, 4% 10/15/18	805,000	861,443
Series 3147 Class PF, 0.5485% 4/15/36 (d)	913,850	907,945
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	570,013	635,121
Series 2357 Class ZB, 6.5% 9/15/31	460,325	515,813
Series 2570 Class CU, 4.5% 7/15/17	7,153	7,239
Series 2582 Class CG, 4% 11/15/17	1,208,671	1,236,919
Series 3013 Class VJ, 5% 1/15/14	347,908	359,928
Series 3578, Class B, 4.5% 9/15/24	700,000	766,954
Series 3659 Class EJ 3% 6/15/18	811,750	837,222
Series 3675 Class CA, 3% 4/15/20	6,157,645	6,364,544
Ginnie Mae:
0.876% 3/1/62 (b)(d)(f)	440,000	441,650
0.9028% 3/1/62 (b)(d)(f)	990,000	990,000
Ginnie Mae guaranteed REMIC pass-thru certificates floater:
Series 2008-73 Class FA, 1.1055% 8/20/38 (d)	701,641	711,888
Series 2008-83 Class FB, 1.1455% 9/20/38 (d)	696,609	707,079
Series 2010-H17 Class FA, 0.5755% 7/20/60 (d)(f)	1,438,402	1,413,086
Series 2010-H18 Class AF, 0.5703% 9/20/60 (d)(f)	1,490,948	1,461,129
Series 2010-H19 Class FG, 0.5455% 8/20/60 (d)(f)	1,879,421	1,846,531
Series 2010-H27 Series FA, 0.6255% 12/20/60 (d)(f)	510,375	503,332
Series 2011-H03 Class FA, 0.7455% 1/20/61 (d)(f)	1,529,355	1,519,108
Series 2011-H05 Class FA, 0.7455% 12/20/60 (d)(f)	956,895	950,483
Series 2011-H07 Class FA, 0.7455% 2/20/61 (d)(f)	1,488,204	1,463,083
Series 2011-H12 Class FA, 0.7355% 2/20/61 (d)(f)	1,953,095	1,919,522
Series 2011-H13 Class FA, 0.7455% 4/20/61 (d)(f)	828,855	823,384
Series 2011-H14:
Class FB, 0.7455% 5/20/61 (d)(f)	895,863	884,835
Class FC, 0.7455% 5/20/61 (d)(f)	910,770	899,813
Series 2011-H17 Class FA, 0.7755% 6/20/61 (d)(f)	1,153,298	1,147,647
Series 2011-H21 Class FA, 0.8455% 10/20/61 (d)(f)	1,239,271	1,237,288
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates floater: - continued
Series 2012-H01 Class FA, 0.9455% 11/20/61 (d)(f)	$ 999,328	$ 1,003,125
0.944% 2/1/62 (d)(f)	660,000	659,588
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $75,475,735)		75,406,502
Commercial Mortgage Securities - 0.4%

Freddie Mac Multi-Class pass-thru certificates Series K706 Class A1, 1.691% 11/25/44 (Cost $2,029,948)	2,000,000	2,028,665
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $15,608,000)	$ 15,608,063	15,608,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $519,797,136)		523,733,257
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(5,031,198)
NET ASSETS - 100%		$ 518,702,059
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
185 CBOT 2-Year U.S. Treasury Bond Contracts	June 2012	$ 40,743,359	$ (3,372)
The face value of futures purchased as a percentage of net assets is 7.9%
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $12,347,259 or 2.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $100,168.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$15,608,000 due 3/01/12 at 0.14%
Citibank NA	$ 2,735,597
Credit Suisse Securities (USA) LLC	11,504,604
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,367,799
$ 15,608,000
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 413,723,824	$ -	$ 413,723,824	$ -
U.S. Government Agency - Mortgage Securities	16,966,266	-	16,966,266	-
Collateralized Mortgage Obligations	75,406,502	-	75,406,502	-
Commercial Mortgage Securities	2,028,665	-	2,028,665	-
Cash Equivalents	15,608,000	-	15,608,000	-
Total Investments in Securities:	$ 523,733,257	$ -	$ 523,733,257	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (3,372)	$ (3,372)	$ -	$ -
Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $519,762,905. Net unrealized appreciation aggregated $3,970,352, of which $4,525,308 related to appreciated investment securities and $554,956 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2012